OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
NOTE 4:	OTHER LONG TERM ASSETS

	December 31,
	2014	2015

Deferred tax assets	$3,014	$2,779
Government authorities	1,688	-
Other	865	1,473

	$5,567	$4,252

As of December 31, 2015, the amounts receivable from government authorities were classified as current assets.